Statements of Financial Condition - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Equity in trading account:
Interest receivable	$ 598	$ 61
Total assets	13,538,087	14,172,143
Liabilities:
Redemptions payable to Limited Partners (Note 2k)	212,677	238,966
Accrued expenses:
Ongoing placement agent fees (Note 2h)	22,647	22,139
General Partner fees (Note 2h)	18,118	17,712
Management fees (Note 4)	16,985	15,812
Incentive fees (Note 4)		108,183
Total liabilities	270,427	402,812
Partners' Capital:
Limited Partners	13,111,856	13,623,087
General Partner	155,804	146,244
Total partners' capital	13,267,660	13,769,331
Total liabilities and partners' capital	$ 13,538,087	$ 14,172,143
Net asset value per Unit	$ 9.92	$ 8.49
Cambridge Master Fund [Member]
Equity in trading account:
Investments	$ 13,537,489	$ 12,289,754
Total assets	73,013,433	39,046,641
Accrued expenses:
Total liabilities	13,303,511	48,456
KR Master Fund [Member]
Equity in trading account:
Redemptions receivable		1,882,328
Total assets		12,415,386
Accrued expenses:
Total liabilities		12,415,386
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2d)	23,029,544	100,568,198
Restricted cash (Note 2d)	14,906,464	13,490,625
Net unrealized gain (loss) on open contracts	1,443,267	6,462,482
Total equity in trading account	94,872,481	120,521,305
Interest receivable	3,540	565
Total assets	94,876,021	120,521,870
Liabilities:
Redemptions payable to Limited Partners (Note 2k)	1,554,009	2,079,936
Accrued expenses:
Ongoing placement agent fees (Note 2h)	163,603	195,005
General Partner fees (Note 2h)	163,603	195,005
Management fees (Note 4)	141,356	169,133
Total liabilities	2,022,571	2,639,079
Partners' Capital:
Limited Partners	91,783,172	116,569,858
General Partner	1,070,278	1,312,933
Total partners' capital	92,853,450	117,882,791
Total liabilities and partners' capital	$ 94,876,021	$ 120,521,870
Net asset value per Unit	$ 27.93	$ 30.18
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Equity in trading account:
Investments in U.S. Treasury bills, at fair value	$ 55,493,206
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Equity in trading account:
Investments	25,260,063	$ 37,031,024
Interest receivable	1,110	182
Total assets	25,261,173	37,031,206
Liabilities:
Redemptions payable to Limited Partners (Note 2k)	596,582	1,091,038
Redemptions payable to General Partner (Note 2k)		50,000
Accrued expenses:
Ongoing placement agent fees (Note 2h)	42,062	61,272
General Partner fees (Note 2h)	42,062	61,272
Management fees (Note 4)	19,583	7,729
Incentive fees (Note 4)		53,508
Total liabilities	700,289	1,324,819
Partners' Capital:
Limited Partners	24,269,098	35,306,899
General Partner	291,786	399,488
Total partners' capital	24,560,884	35,706,387
Total liabilities and partners' capital	$ 25,261,173	$ 37,031,206
Net asset value per Unit	$ 11.54	$ 13.62
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Equity in trading account:
Unrestricted cash (Note 2d)	$ 36,014,670	$ 84,278,041
Restricted cash (Note 2d)	7,078,848	7,277,235
Net unrealized gain (loss) on open contracts	(389,578)	4,070,467
Total equity in trading account	64,451,310	95,625,743
Interest receivable	5,019	536
Total assets	91,973,734	112,528,234
Liabilities:
Redemptions payable to Limited Partners (Note 2k)	1,139,210	2,596,957
Redemptions payable to General Partner (Note 2k)		50,005
Accrued expenses:
Ongoing placement agent fees (Note 2h)	159,363	182,210
General Partner fees (Note 2h)	159,363	182,210
Management fees (Note 4)	131,877	117,826
Incentive fees (Note 4)		50,229
Total liabilities	1,589,813	3,179,437
Partners' Capital:
Limited Partners	89,337,807	108,125,693
General Partner	1,046,114	1,223,104
Total partners' capital	90,383,921	109,348,797
Total liabilities and partners' capital	$ 91,973,734	$ 112,528,234
Net asset value per Unit	$ 18.95	$ 19.07
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund LP [Member]
Equity in trading account:
Investments	$ 27,517,405
Total assets	50,962,450
Accrued expenses:
Total liabilities	464,928
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Equity in trading account:
Investments		$ 16,901,955
Total assets		24,973,305
Accrued expenses:
Total liabilities		$ 43,208
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Equity in trading account:
Investments in U.S. Treasury bills, at fair value	$ 21,747,370